CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Net income/(loss)	$ (64,464)	$ (113,127)	$ (164,787)	$ (300,149)	$ (126,067)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	75,247	77,893	104,112	113,825	120,310
Amortization and write-off of deferred financing costs			6,391	5,653	4,524
Amortization of deferred drydock and special survey costs			14,727	13,768	13,340
Provision for losses on accounts receivable			269	1,304	59
Share based compensation			4,296	3,446	5,591
Gain on bond and debt extinguishment			(185)	(29,187)	0
Income tax (benefit)/expense	(1,324)	(562)	(3,192)	1,265	(3,154)
Realized holding loss on investments in-available-for-sale-securities			0	345	1,782
Loss/(equity) in affiliates, net of dividends received			4,610	219,417	(30,398)
Gain on sale of assets			(1,064)	0	0
Impairment losses	(34)		50,565	0	0
Non-cash adjustments	120,891	113,672
(Increase)/decrease in operating assets	(13,742)	30,954
Increase in operating liabilities	3,095	12,103
Payments for drydock and special survey costs	(6,189)	(10,024)	(10,824)	(11,096)	(24,840)
Increase / Decrease in accounts payable			(7,392)	7,209	17,606
Changes in operating assets and liabilities:
Decrease/(increase) in restricted cash			2,666	(2,906)	198
Decrease/(increase) in accounts receivable			5,293	(2,350)	20,588
(Increase)/decrease in inventories			(1,681)	(4,046)	8,079
Decrease /(increase) in prepaid expenses and other assets			3,123	(4,313)	375
Decrease/(increase) in due from affiliate companies			15,651	(6,984)	13,802
(Decrease)/increase in accounts payable			(7,392)	7,209	17,606
Increase/ (decrease) in accrued expenses and other liabilities			2,422	(9,159)	3,104
Increase in due to affiliate companies			23,980	22,694	14,142
Increase/(decrease) in deferred income and cash received in advance			1,847	(4,309)	1,046
(Decrease)/increase in other long-term liabilities and deferred income			(43)	22,493	3,391
Payments for drydock and special survey costs	(6,189)	(10,024)	(10,824)	(11,096)	(24,840)
Net cash provided by operating activities	39,591	33,578	50,784	36,920	43,478
INVESTING ACTIVITIES:
Loans to affiliate companies	(2,250)	(4,461)	(4,461)	(4,275)	(7,327)
Decrease in long-term receivable from affiliate companies			0	0	10,351
Dividends received from affiliates	4,379	3,649	7,298	0	18,244
Deposits for vessels, port terminals and other fixed assets acquisition	(13,344)	(28,865)	(36,589)	(86,911)	(26,713)
Proceeds from lease receivable	233	200	200	0	0
Proceeds from sale of assets	94,767	11,828	11,828	0	0
Acquisition of investments in affiliates	(6,278)	(7,638)	(7,638)	0	(22,846)
Acquisition of/additions to vessels	(10,647)	0	0	(60,115)	0
Purchase of property, equipment and other fixed assets	(5,885)	(7,700)	(10,279)	(4,567)	(8,208)
Disposal of available-for-sale securities			0	5,303	0
Deposits for option to acquire vessels	(9,105)	0	(2,724)	0	0
Net cash provided by/(used in) investing activities	51,870	(32,987)	(42,365)	(150,565)	(36,499)
FINANCING ACTIVITIES:
Fees for repurchase of preferred stock	0	(485)	(571)	(9,323)	0
Total amount of prepayment to affiliate company			(55,132)	50,000	0
Proceeds from transfer of rights to affiliate company	0	4,050	4,050	0	0
Proceeds from long-term loans	6,841	29,694	125,495	116,331	0
Proceeds from issuance of senior and ship mortgage notes net of discount and debt issuance costs			291,218	0	0
Repayment of long-term debt and payment of principal	(60,715)	(43,615)	(48,600)	(40,737)	(36,056)
Repurchase of senior notes	(28,796)	0	(291,094)	(30,671)	0
Payments of obligations under capital leases	0	(12,374)	(12,374)	(3,032)	(1,501)
Debt issuance costs			(609)	(2,844)	(50)
(Increase)/ decrease in restricted cash			(3,839)	11,000	(11,114)
Payment for acquisition of intangible asset			0	0	(6,800)
Acquisition of treasury stock			0	(818)	(252)
Dividends paid to noncontrolling shareholders			(25,323)	0	0
Dividends paid			0	(3,681)	(35,350)
Net cash used in financing activities	(82,670)	(22,730)	(16,779)	86,225	(91,123)
Decrease in cash and cash equivalents and restricted cash			(8,360)	(27,420)	(84,144)
Cash and cash equivalents and restricted cash, beginning of period	127,632	135,992	135,992	163,412	247,556
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	101,602	88,158	115,898	108,380	108,461
Cash paid for income taxes	485	0	393	92	139
Non-cash investing and financing activities
Purchase of property, equipment and other fixed assets			0	(472)	(710)
Deposits for vessels, port terminals and other fixed assets	(293)	(872)	(726)	(5,726)	(1,871)
Revaluation of vessels due to termination/restructuring of capital lease obligations	0	5,243	5,243	0	210
Decrease in capital lease obligations due to restructuring			0	0	(210)
Dividends payable			0	0	3,081
Accrued interest income on loan receivable from affiliate company	(2,273)	(1,936)	(2,643)	(2,259)	(1,356)
Accrued interest expense on loan payable to affiliate company	0	3,450	0	1,240	0
Accrued interest expense payable to affiliate company	788	566	815	0	0
Acquisition of vessels, port terminals and other fixed assets	(190)	(451)	(843)	0	0
Long-term payable to affiliate company	0	29,423	29,423	0	0
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	137,357	137,357	0	$ 0
Transfers to other long term-assets	(26)	0
Increase/(decrease) in cash and cash equivalents and restricted cash	8,791	(22,139)
Cash and cash equivalents and restricted cash, beginning of period	134,190	141,377	141,377
Cash and cash equivalents and restricted cash, end of period	$ 142,981	$ 119,238	$ 134,190	$ 141,377